RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2015
RELATED PARTY TRANSACTIONS AND BALANCES [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES
15.	RELATED PARTY TRANSACTIONS AND BALANCES

Related party balances

Amounts due from related parties - Current:

	Years ended December 31,
	2014	2015
	$	$

Trade related balances	75,713,936	10,562,498
Non-trade related balances	12,333,542	7,626,450
Amounts due from related parties	88,047,478	18,188,948

Trade related balances pertain to receivables and prepayments in respect of sales and inventory acquisition or land use right purchases from related parties with common ultimate investors. Details with such parties are as follows:

	At December 31,
Name of related party	2014	2015
	$	$

CEEG (Nanjing) Semiconductor Co., Ltd.	70,186,196	-
China Electric Equipment Group Co., Ltd.	4,054,056	5,508,488
CEEG (Nanjing) Solar Research Institute	597,774	810,619
CEEG (Jiangsu) Insulated New Material Co., Ltd.	4,620	1,701,548
Jiangxi Jingde Semiconductor New Material Co., Ltd.	44,942	168,739
Nanjing Xinde New Energy Technology Co., Ltd.	583,390	-
CEEG Holding Co.,Ltd.	148,768	100,930
Jiangsu CEEG Business Co., Ltd.	94,190	538,515
Eco Energy S.r.l	-	368,503
CEEG (Nanjing) Transmission and Distribution Equipment Co., Ltd.	-	24,823
CEEG Xinde Shanghai New Energy Co., Ltd.	-	354,338
CEEG Group Co., Ltd.	-	178,260
CEEG Holding Co., Ltd.	-	360,689
CEEG (Nanjing) Electricity Technology Co., Ltd.	-	447,046
	75,713,936	10,562,498

As of December 31, 2014 and 2015, the trade related balance was $75,713,936 and $10,562,498, respectively, which pertains to the sales of inventory. Pursuant to the agreement entered between the Company and CEEG Semi in November 2013, under which CEEG Semi agreed to settle the prepayment balance of $75 million via return of cash within one year, however CEEG Semi failed to return cash to the Company within fiscal year 2014. In January 2015, the Company renewed the agreement with CEEG Semi, under which, CEEG Semi agreed to settle the prepayment balance of $70 million via return of cash within one year. Also, the Company obtained a commitment letter co-issued by CEEG and CEEG Semi declaring that it planned to settle the amount in the next twelve months beginning from February 2015.

As of December 31, 2014, the non-trade related balance was $12,333,542, of which 1) $6,180,174 pertains to the disposal of Sunergy Shanghai to China Electric Equipment Group, and 2) $3,958,029 pertains to sale of machineries from SST, NRE and Sunergy Nanjing to the Turkey Entities through China Electric Equipment Group Co., Ltd.

As of December 31, 2015, the current non-trade related balance was $7,626,450, of which $2,288,137 pertains to sale of machineries from SST, NRE and Sunergy Nanjing to the Turkey Entities through China Electric Equipment Group Co., Ltd.

Amounts due from related parties – Non-current:

	Years ended December 31,
	2014	2015
	$	$

Trade related balances	-	66,137,486
Non-trade related balances	-	5,826,839
Amounts due from related parties	-	71,964,325

As of December 31, 2014 and 2015, the non-current trade related balance was nil and $66,137,486, which pertains to the prepayment of purchase of inventory from CEEG (Nanjing) Semiconductor Co., Ltd. (“CEEG Semi”) Pursuant to the agreement entered between the Company and CEEG Semi in November 2013, under which CEEG Semi agreed to settle the prepayment balance of $75 million via return of cash within one year, however CEEG Semi failed to supply inventory or return cash to the Company within fiscal year 2014. In February 2016, new commitment letter was issued by CEEG and CEEG Semi declaring that they planned to settle the amount within two years beginning from February 2016. Furthermore, demonstrated by related parties’ current financial situation, they have the short-term or long-term paying capacity to repay their debt.

As of December 31, 2014, the non-current non-trade related balance was nil.

As of December 31, 2015, the non-current non-trade related balance was $5,826,839, which pertains to the disposal of Sunergy Shanghai to China Electric Equipment Group.

Amounts due to related parties:

	At December 31,
	2014	2015
	$	$

Trade related balances	4,424,706	5,404,989
Non-trade related balances	4,696,075	916,073
Amounts due to related parties	9,120,781	6,321,062

Trade related balances pertain to payables and pre-collected amounts in respect of rental, inventory purchases and sales to/from related parties with common ultimate investors. Details of trade related balances with such parties are as follows:

	At December 31,
Name of related party	2014	2015
	$	$

Jiangxi Jingde Semiconductor New Material Co., Ltd.	111,013	-
China Electric Equipment Group Co., Ltd.	522,763	407,627
CEEG (Nanjing) Intelligent Technology Co., Ltd.	172,852	162,881
CEEG (Jiangsu) Insulated New Material Co., Ltd.	1,442,674	57,330
CEEG (Nanjing) Semiconductor Co., Ltd.	140,865	132,739
CEEG (Nanjing) Solar Research Institute	1,923,774	2,621,211
CEEG (HK) Limited Co., Ltd.	47,029	47,029
Jiangsu XindeMinyong Photovoltaic System Co., Ltd.	63,736	-
CEEG KOREA CO.,LTD.	-	26,536
VIETNAM SUNERGY COMPANY	-	110,580
CEEG Xinde Shanghai New Energy,.Co Ltd	-	4,084
CEEG (Nanjing) Trandmission and Distribution EquiomentCo., Ltd	-	1,325,182
CEEG (Nanjing) Solar Technology,.Co Ltd	-	7,535
CEEG (Nanjing) Electricity Technology,.Co Ltd	-	455,333
CEEG (Jinagsu) Electricity Design,.Co Ltd	-	4,187
CEEG Holding Co.,Ltd	-	42,735

	4,424,706	5,404,989

As of December 31, 2014, the non-trade related balances were $4.7 million, of which $3.6 million pertains to the Turkey Entities' purchase of machineries from China Electric Equipment Group Co., Ltd. and the rest pertains to the prepaid electricity fee from CEEG Semi.

As of December 31, 2015, the non-trade related balances were $916k of which $900k was the prepaid electricity fee from CEEG Semi and CEEG Special Transformer.

Related party transactions

Other than as disclosed in Note 7, details of related party transactions are as follow:

sales to related parties with common ultimate investors:

Name of related party	Years ended December 31,
	2013	2014	2015
	$	$	$
CEEG (Nanjing) Solar Research Institute	1,450,689	333,943	810,619
CEEG (Nanjing) Semiconductor Co., Ltd.	247,563	9,736	9,736
China Electric Equipment Group (Hong Kong) Co., Ltd.	71,852	-	-
China Electric Equipment Group Co., Lt	7,435,809	5,333,313	9,238,197
CEEG (Jiangsu) Insulated New Material Co., Ltd.	606,322	-	-
CEEG Korea Co., Ltd.	-	4,065	26,535
Jiangxi Jingde Semiconductor New Material Co., Ltd.	38,893	95,555	42,349
Jiangsu Xinde Civil Photovoltaic System Co., Ltd.	-	715,691
Jiangsu CEEG Cloud Commercial Co., Ltd.	-	328,053	575,801
Nanjing Xinde New Energy Technology Co., Ltd.	-	1,501,211
CEEG Holding Co., Ltd.	-	1,738,797	100,930
CEEG Xinde (Shanghai)New Energy Co., Ltd.	-	8,190	52,448
CEEG Jiangsu Electric Power Design	-	-	101,475

	9,851,128	10,068,554	10,958,090

purchase of raw materials from related parties with common ultimate investors are as follows:

Name of related party	Years ended December 31,
	2013	2014	2015
	$	$	$

China Electric Equipment Group Co., Ltd.	4,778,993	379,275	-
CEEG (Nanjing) Semiconductor Co., Ltd.	21,449,705	40,296	-
Jiangxi Jingde Semiconductor New Material Co., Ltd.	4,811,590	-
CEEG (Jiangsu) Insulated New Material Co., Ltd.	6,181,715	3,668,758	2,533,814
CEEG (Nanjing) Special Transformer Co., Ltd.	181	-	-
CEEG (Jiangsu) Electricity Design Co., Ltd	-	-	540,454
CEEG Korea CO.,LTD	-	-	27,323
CEEG Holding CO.,LTD	-	-	198,509
CEEG Xinde (Shanghai)New Energy Co., Ltd.	-	-	5,463

	37,222,184	4,088,329	3,305,563

Since December 2012, the Group set up cell and module plants in Turkey and transferred some machinery from SST and NRE to the new plants in Turkey through China Electric Equipment Group Co., Ltd. in the amount of $2.1 million, $0.02 million and $0.02 million in2013, 2014 and 2015, respectively.

Short-term borrowings from CEEG Semi, with common ultimate investors, are as follows:

	Years ended December 31,
	2013	2014	2015
	$	$	$

Opening balance	(9,545,760)	-	-
Borrowings	(28,713,240)	-	-
Repayment	38,259,000	-	-
Closing balance	-	-	-

In 2012, the Group and CEEG Semi entered into certain short-term borrowing agreements, under which the Group borrowed $116.9 million with a term of six months, with an interest rate comparable to a bank loan over the same period. Such loan was made for the purpose of the Group’s operation. As of December 31, 2012, the Group has repaid $107.4 million. In 2013, $28.7 million was borrowed from CEEG Semi and all have been repaid as of December 31, 2013.
In 2013, CEEG Semi forgave the interests of these borrowings and the accrued interests amounted to $2.4 million were reversed and recorded in "Other income (expense), net".

In 2013, the Group lent CEEG Semi an interest-free loan amounting to $44.3 million, which was subsequently collected as of October 31, 2013.

In 2014 and 2015, the Group had no short-term borrowings from CEEG Semi.